Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues	$ 167,262,185	$ 143,527,769	$ 152,760,888
Total revenues	167,262,185	143,527,769	152,760,888
Expenses
Voyage expenses	9,594,880	11,429,716	20,306,407
Voyage expenses – related party	2,063,228	1,779,488	1,871,071
Vessels' operating expenses	48,961,137	52,206,248	53,909,328
Vessels' operating expenses – related party	875,002	911,250	1,035,450
Dry-docking costs	5,312,614	2,641,706	2,954,575
Management fees – related party	4,258,240	4,531,920	5,242,990
General and administrative expenses (including $1,012,829, $1,074,549 and $1,049,452 to related party)	10,309,693	5,331,029	3,404,141
Depreciation	26,076,687	23,707,797	27,814,901
Impairment loss	0	2,816,873	3,167,034
Net loss/(gain) on sale of vessels	(46,384)	(7,645,781)	408,637
Total expenses	107,405,097	97,710,246	120,114,534
Income from operations	59,857,088	45,817,523	32,646,354
Other (expenses)/income
Interest and finance costs	(9,062,562)	(9,956,712)	(12,076,300)
Gain on derivatives	99,286	237,618	1,698,462
Interest income	3,416,221	3,712,239	1,098,789
Foreign exchange gain/(loss)	(70,692)	(190,722)	23,373
Other expenses, net	(5,617,747)	(6,197,577)	(9,255,676)
Income before equity in earnings of investees	54,239,341	39,619,946	23,390,678
Equity earnings in joint ventures	15,622,836	12,316,883	10,862,687
Net Income	$ 69,862,177	$ 51,936,829	$ 34,253,365
Earnings per share
Basic	$ 1.91	$ 1.38	$ 0.9
Diluted	$ 1.9	$ 1.37	$ 0.9
Weighted average number of shares
Basic	35,237,059	37,166,449	37,961,560
Diluted	35,333,160	37,236,951	37,961,673